Cover	Aug. 06, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2019
Entity File Number	001-36340
Entity Registrant Name	ENLINK MIDSTREAM PARTNERS, LP
Entity Central Index Key	0001179060
Entity Tax Identification Number	16-1616605
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1722 ROUTH STREET
Entity Address, Address Line Two	SUITE 1300
Entity Address, City or Town	DALLAS
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	214
Local Phone Number	953-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false